Property and Equipment, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,966	$ 3,837
Accumulated depreciation	3,466	3,292
Property and equipment, net	500	545
Depreciation expense	174	190	128
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,661	1,582
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	614	591
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,449	1,422
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 242	$ 242